Fair Value Measurements (Details) - Schedule of Reconciliation of the beginning and Ending Balances of Recurring Level 3 Fair Value Measurements - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 07, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance of recurring level 3 liabilities at beginning of period	$ 38,622	$ 5,174	$ 5,174	$ 63,851	$ 1,459
Change in Earnout Shares liability and Warrant liability	8,542
Issuances				(9,055)
Payments		(5,174)	(5,174)
Balance of recurring level 3 liabilities at end of period	$ 47,164			38,622	5,174
Other Expense [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in Earnout Shares liability and Warrant liability				(16,174)
Interest Expense [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in Option liability					$ 3,715